Annual Total Returns - Prospectus Summary - Class I	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NYLI CBRE Global Infrastructure Fund
Prospectus [Line Items]
Annual Return [Percent]	15.55%	7.68%	3.96%	(6.08%)	15.22%	1.17%	28.46%	(6.56%)	20.48%	10.13%
NYLI CBRE Real Estate Fund
Prospectus [Line Items]
Annual Return [Percent]	(0.30%)	1.86%	12.19%	(27.02%)	52.63%	(6.49%)	28.19%	(7.94%)	5.12%	4.26%
NYLI Conservative ETF Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	11.36%	7.16%	10.88%	(11.92%)	6.70%
NYLI Moderate ETF Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	14.05%	10.22%	13.95%	(13.45%)	11.18%
NYLI Growth ETF Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	16.19%	12.62%	16.75%	(14.73%)	15.38%
NYLI Equity ETF Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	18.16%	14.71%	19.31%	(17.86%)	18.85%